Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,047,849)	$ 2,995,434	$ 4,443,634	$ 1,115,764
Adjustments to reconcile net income to net cash used in operating activities:
Non-redemption agreement expense	838,825		708,400
Interest expense	195,185
Interest income earned on investments held in trust account	(1,684,947)	(5,749,212)	(11,207,609)	(3,619,061)
Non-redemption agreement expense
Changes in operating assets and liabilities:
Prepaid expenses	57,077	111,977	(7,499)	401,507
Prepaid income taxes	78,027		(83,503)
Reimbursement receivable			1,155,000
Accounts payable and accrued expenses	(73,966)	70,085	290,047	33,932
Due to related party	180,000		(21,535)	5,084
Income tax payable		(330,665)	(359,410)	359,410
Net cash used in operating activities	(1,457,648)	(2,902,381)	(5,082,475)	(1,703,364)
Cash Flows from Investing Activities:
Principal deposited in Trust Account				(28,980,354)
Cash withdrawn from Trust Account for tax purposes			3,014,566	548,195
Cash withdrawn from Trust Account in connection with redemption	115,489,643		96,791,644
Cash withdrawn from Trust Account to pay franchise and income taxes	337,010	1,700,526
Net cash provided by investing activities	115,826,653	1,700,526	99,806,210	(28,432,159)
Cash Flows from Financing Activities:
Proceeds from sale of public units and private placement units in over-allotment				28,980,362
Proceeds from promissory note	550,000		2,025,000
Proceeds from related party loans	650,000	1,275,000
Redemption of common stock	(115,489,643)		(96,791,644)
Net cash (used in) provided by financing activities	(114,289,643)	1,275,000	(94,766,644)	28,980,362
Net Change in Cash	79,362	73,145	(42,909)	(1,155,161)
Cash – Beginning of period	29,844	72,753	72,753	1,227,914
Cash – End of period	109,206	145,898	29,844	72,753
Supplemental disclosure of noncash investing and financing activities:
Excise tax on stock redemption	1,154,897		967,916
Deferred underwriting payable charged to additional paid-in capital			8,704,270	1,004,270
Cash paid for income taxes	$ 268,000	$ 1,517,000	$ 2,768,000